Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Income before Provision for Income Taxes

Income/(loss) before provision for income taxes is attributable to the following geographic locations for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Non-PRC	(16,593)	(36,513)	(84,748)
PRC	(78,400)	57,161	(21,518)
Total	(94,993)	20,648	(106,266)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Income tax benefit consists of the following:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax benefit	(1,889)	(7,655)	(20,260)
Total income tax benefit	(1,889)	(7,655)	(20,260)

Schedule of Income/(Loss) before Income Taxes

The actual income tax benefit reported in the Consolidated Statements of Operations and Comprehensive Income/(Loss) for each of years ended December 31, 2023, 2024 and 2025 differs from the amount computed by applying the PRC statutory income tax rate of 25% to income/(loss) before income taxes due to the following:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
(Loss)/income before income tax	(94,993)	20,648	(106,266)

Income tax (benefit)/expense computed at PRC statutory tax rate	(23,748)	5,162	(26,567)
Tax effects of:
-Tax rate differential not subject to PRC income tax	3,172	2,145	19,078
-Permanent difference	14,424	205	495
-Change in valuation allowance	6,339	(7,568)	7,550
-Late payment surcharge on uncertain tax position	(2,118)	(7,937)	(20,868)
-Others	42	338	52
Total income tax benefit	(1,889)	(7,655)	(20,260)

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Net operating loss carrying forward	131,486	150,777
Allowance for credit losses	247,404	238,613
Payroll and accrued expenses	7,750	3,993
Deductible advertisement expenses	881	—
Equity investment impairment	62,945	76,896
Intangible assets (Note (i))	20,949	17,408
Accounts payable write-off benefit	(88,262)	(96,984)
Gross deferred tax assets	383,153	390,703
Less: valuation allowance	(383,153)	(390,703)
Net deferred tax assets	—	—

(i)	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted in a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.

Schedule of Movements of the Valuation Allowance

The movements of the valuation allowance are as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	(384,382)	(390,721)	(383,153)
Changes of valuation allowance	(6,339)	7,568	(7,550)
Balance at the end of the year	(390,721)	(383,153)	(390,703)

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2023, 2024 2025 is as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	(30,772)	(28,654)	(21,176)
Changes of unrecognized tax benefits	2,118	7,478	21,176
Balance at the end of the year	(28,654)	(21,176)	—